SHORT-TERM INVESTMENTS, NET (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SHORT-TERM INVESTMENTS, NET
interest income related to debt securities	¥ 79,164,929	$ 11,150,147	¥ 43,732,652	¥ 26,373,471